Finance Lease Receivables, Net - Summary of Analysis of Aging Finance Lease Receivables Principal (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Financing Receivable, Recorded Investment, Past Due [Line Items]
Finance lease receivables	¥ 3,043,067,511	$ 437,109,298	¥ 2,373,776,949
Aging of finance lease receivables principal	3,129,129,332	449,471,305	2,419,705,863
Finance Lease Receivables 1 to 30 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	70,311,661	10,099,638	39,536,483
Finance Lease Receivables 31 to 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	4,672,808	671,207	1,692,255
Finance Lease Receivables 61 to 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	2,821,449	405,276	1,508,617
Finance Lease Receivables 91 to 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	3,500,436	502,806	1,410,250
Finance Lease Receivables 121 to 150 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	1,977,944	284,114	799,645
Finance Lease Receivables 151 to 180 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Aging of finance lease receivables principal, past due	¥ 2,777,523	$ 398,966	¥ 981,664